PROVISIONS, CONTINGENCIES AND COMMITMENTS - Asset Retirement Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Provisions	$ 2,022	$ 1,947	$ 2,204
Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	427	$ 358	$ 297
Ukraine | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	44
Canada | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	128
United States | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	86
Mexico | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	46
Belgium | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	15
Germany | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	38
South Africa | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	16
Spain | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	12
Brazil | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	11
Kazakhstan | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	14
Liberia | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	$ 17